EARNINGS/ (LOSS) PER ADS - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EARNINGS/ (LOSS) PER ADS
Number of shares issued to the share depository bank but are treated as escrowed shares	45,805,710	9,774,550
Number of shares per ADS	10